Inventories (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Inventories [Abstract]
Raw materials	$ 3,063	19,081	16,174
Work-in-progress	497	3,095	2,727
Finished goods	2,810	17,507	28,150
Consumables and spare parts	115	719	834
Allowance for obsolescence	(981)	(6,111)	(6,111)
Total inventories	$ 5,504	34,291	41,774